UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Solus Alternative Asset Management LP

Address:   410 Park Avenue, 11th Floor
           New York, NY  10022


Form 13F File Number: 028-12919


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Christopher A. Pucillo
Title:  President of the GP, Solus GP LLC
Phone:  212-284-4300

Signature,  Place,  and  Date  of  Signing:

/s/ Christopher A. Pucillo         New York, New York                 8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $    1,619,453
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------
                                                                VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
Advanced Micro Devices Inc            COM            007903107      699    100,000     PUT  SOLE       NONE     Sole      0    0
Altera Corp                           COM            021441100    4,635    100,000     PUT  SOLE       NONE     Sole      0    0
Analog Devices Inc                    COM            032654105    3,914    100,000     PUT  SOLE       NONE     Sole      0    0
Blueknight Energy Partners L Com Unit COM            09625U109   12,639  1,570,000 SH       SOLE       NONE     Sole      0    0
Comstock Mng Inc Com                  COM            205750102       69     22,179 SH       SOLE       NONE     Sole      0    0
Delta Air Lines Inc                   COM            247361702    9,581  1,044,812 SH       SOLE       NONE     Sole      0    0
Digitalglobe Inc                      COM            25389M877   33,999  1,338,001 SH       SOLE       NONE     Sole      0    0
DIREXION SHS ETF TR DLY SMCAP BEAR3X  COM            25459W110    2,081     60,000 SH       SOLE       NONE     Sole      0    0
Federal Mogul Corp Cl A               COM            313549404   67,282  2,947,104 SH       SOLE       NONE     Sole      0    0
Fibertower Corp                       COM            31567R209   12,162 10,135,201 SH       SOLE       NONE     Sole      0    0
Horizon Lines Inc Note 4.250% 8/1     COM            44044KAB7    1,620      2,000 PRN      SOLE       NONE     Sole      0    0
IntraLinks Inc.                       COM            46118H104    1,728    100,000 SH       SOLE       NONE     Sole      0    0
Loral Space & Communications Ltd      COM            543881106  107,213  1,543,300 SH       SOLE       NONE     Sole      0    0
LyondellBasell Industries NV SHS - A  COM            N53745100  116,330  3,020,000 SH       SOLE       NONE     Sole      0    0
LyondellBasell Industries NV SHS - A  COM            N53745100   19,260    500,000     CALL SOLE       NONE     Sole      0    0
Maxim Integrated Products Inc         COM            57772K101    3,834    150,000     PUT  SOLE       NONE     Sole      0    0
NRG Energy Inc                        COM            629377508   63,908  2,600,000 SH       SOLE       NONE     Sole      0    0
NRG Energy Inc                        COM            629377508   24,580  1,000,000     CALL SOLE       NONE     Sole      0    0
Rock-Tenn Co CL A                     COM            772739207    4,786     72,143 SH       SOLE       NONE     Sole      0    0
Spansion Inc                          COM            84649R200    9,635    500,000 SH       SOLE       NONE     Sole      0    0
Sprint Nextel Corp                    COM            852061100    3,773    700,000 SH       SOLE       NONE     Sole      0    0
SPDR Financial Select Sector Fund     COM            81369Y605   19,188  1,250,000     PUT  SOLE       NONE     Sole      0    0
SPDR S&P Retail ETF                   COM            78464A714   26,690    500,000     PUT  SOLE       NONE     Sole      0    0
SPDR Trust Series 1                   COM            78462F103  527,880  4,000,000     CALL SOLE       NONE     Sole      0    0
SPDR Trust Series 1                   COM            78462F103  422,304  3,200,000     PUT  SOLE       NONE     Sole      0    0
Venoco Inc                            COM            92275P307    1,426    111,906 SH       SOLE       NONE     Sole      0    0
Viasystems Group Inc                  COM            92553H803    1,097     48,793 SH       SOLE       NONE     Sole      0    0
Visteon Corp                          COM            92839U206  117,141  1,712,335 SH       SOLE       NONE     Sole      0    0


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